ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 28,557	$ 31,719
Accrued liabilities	43,191	34,997
Total trade and other current payables	$ 71,748	$ 66,716